Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 1,444,924,563	$ 1,259,381,187
Notes receivable from participants	15,170,766	12,921,926
Net assets available for benefits	$ 1,460,095,329	$ 1,272,303,113